INTANGIBLE ASSETS, NET (Schedule of Estimated Annual Amortization Expenses) (Details) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2019	¥ 11,162	$ 1,623
2020	22,000	3,200
2021	23,794	3,461
2022	23,348	3,396
2023	¥ 23,140	$ 3,366